Inventories (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Raw materials	522,302	280,257
Work-in-progress	71,676	48,357
Finished goods	753,116	601,523
Total	1,347,094	930,137
Inventory written down expense	119,936	171,165	386,623